Financial assets at fair value through profit or loss - Summary of Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 38,865,250	$ 12,975,192
Foreign Currency Forwards - NDF
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	26,431,048	11,061,528
Foreign Currency Forwards - A3 Mercados
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	11,792,046	1,133,199
Interest Rate Swaps
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 642,156	$ 780,465